UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Floating Rate Portfolio                                                                                                                             as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 95.9% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.2%
	Alliant Techsystems, Inc.
$3,858,750	Term Loan, 6.50%, Maturing March 31, 2009	$3,865,985
	AWAS Capital, Inc.
20,415,303	Term Loan, 7.25%, Maturing March 22, 2013	19,955,959
	CACI International, Inc.
11,217,850	Term Loan, 6.83%, Maturing May 3, 2011	11,249,405
	Delta Air Lines, Inc.
8,800,000	Term Loan, 10.02%, Maturing March 16, 2008	8,970,500
9,900,000	Term Loan, 8.02%, Maturing March 27, 2008	9,991,931
	DRS Technologies, Inc.
7,231,875	Term Loan, 6.89%, Maturing January 31, 2013	7,260,123
	Hexcel Corp.
12,932,545	Term Loan, 7.19%, Maturing March 1, 2012	12,964,876
	IAP Worldwide Services, Inc.
7,860,500	Term Loan, 8.50%, Maturing December 30, 2012	7,893,255
	Jet Aviation Holding, AG
4,415,888	Term Loan, 7.51%, Maturing May 15, 2013	4,404,848
	K&F Industries, Inc.
9,400,463	Term Loan, 7.40%, Maturing November 18, 2012	9,416,622
	Mid-Western Aircraft Systems, Inc.
6,316,200	Term Loan, 7.75%, Maturing December 31, 2011	6,350,150
	Standard Aero Holdings, Inc.
8,670,698	Term Loan, 7.67%, Maturing August 24, 2012	8,676,117
	Transdigm, Inc.
15,650,000	Term Loan, 7.45%, Maturing June 23, 2013	15,706,246
	Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009 (2)	9,600,000
4,000,000	Term Loan, 7.33%, Maturing December 22, 2010	4,025,000
7,566,647	Term Loan, 8.00%, Maturing December 17, 2011	7,632,855
	Wam Aquisition, S.A.
4,714,710	Term Loan, 8.25%, Maturing April 8, 2013	4,764,068
4,714,710	Term Loan, 8.75%, Maturing April 8, 2014	4,784,695
500,000	Term Loan, 5.81%, Maturing May 4, 2014	EUR 646,652
500,000	Term Loan, 6.31%, Maturing May 4, 2015	EUR 649,135
	Wyle Laboratories, Inc.
4,282,929	Term Loan, 7.88%, Maturing January 28, 2011	4,313,715
		$163,122,137

Air Transport — 0.2%
	United Airlines, Inc.
$10,062,500	Term Loan, 8.63%, Maturing February 1, 2012	$10,189,328
1,437,500	Term Loan, 9.19%, Maturing February 1, 2012	1,455,618
		$11,644,946
Automotive — 4.4%
	AA Acquisitions Co., Ltd.
3,000,000	Term Loan, 7.24%, Maturing June 25, 2012	GBP 5,684,770
3,000,000	Term Loan, 7.74%, Maturing June 25, 2013	GBP 5,707,370
	Accuride Corp.
13,080,746	Term Loan, 7.31%, Maturing January 31, 2012	13,116,718
	Affina Group, Inc.
5,395,056	Term Loan, 8.50%, Maturing November 30, 2011	5,413,939
	Arvinmeritor, Inc.
3,500,000	Term Loan, 7.25%, Maturing June 23, 2012	3,500,000
	Collins & Aikman Products Co.
4,723,070	Term Loan, 11.75%, Maturing August 31, 2011	4,055,091
	CSA Acquisition Corp.
5,231,250	Term Loan, 8.00%, Maturing December 23, 2011	5,268,031
4,663,159	Term Loan, 8.00%, Maturing December 23, 2011	4,686,475
3,960,357	Term Loan, 8.00%, Maturing December 23, 2011	3,980,158
	Dana Corp.
13,700,000	DIP Loan, 7.65%, Maturing April 13, 2008	13,727,112
	Dayco Products, LLC
15,775,000	Term Loan, 8.03%, Maturing June 21, 2011	15,909,750
	Dura Operating Corp.
2,500,000	Revolving Loan, 9.25%, Maturing May 3, 2011 (2)	2,462,500
4,718,000	Term Loan, 9.11%, Maturing May 3, 2011	4,753,385
	Exide Technologies, Inc.
3,675,903	Term Loan, 11.25%, Maturing May 5, 2010	3,859,698
4,995,615	Term Loan, 11.25%, Maturing May 5, 2010	5,245,396
	Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.89%, Maturing December 9, 2006 (2)	4,873,941
9,650,000	DIP Loan, 7.50%, Maturing December 9, 2006	9,686,187
4,108,827	Term Loan, 7.65%, Maturing December 9, 2006	4,022,369
6,000,000	Term Loan, 7.90%, Maturing December 9, 2006	5,891,250
12,795,732	Revolving Loan, 8.69%, Maturing December 9, 2006 (2)	12,835,719
5,137,364	Term Loan, 9.15%, Maturing December 9, 2006	5,175,894
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	12,924,171
8,890,000	Term Loan, 4.73%, Maturing April 30, 2010	8,908,260
19,720,000	Term Loan, 7.95%, Maturing April 30, 2010	19,832,976
1,000,000	Term Loan, 8.70%, Maturing March 1, 2011	1,009,625
	HLI Operating Co., Inc.
7,777,170	Term Loan, 8.83%, Maturing June 3, 2009	7,884,107

	Insurance Auto Auctions, Inc.
$6,875,000	Term Loan, 6.77%, Maturing May 19, 2012 (2)	$6,907,230
	Key Automotive Group
5,053,923	Term Loan, 8.56%, Maturing June 20, 2009	5,094,986
	Keystone Automotive Operations, Inc.
10,683,649	Term Loan, 7.94%, Maturing October 30, 2009	10,683,649
	Plastech Engineered Products, Inc.
2,317,544	Term Loan, 10.25%, Maturing March 31, 2010	2,311,027
	R.J. Tower Corp.
12,000,000	DIP Revolving Loan, 8.30%, Maturing February 2, 2007 (2)	12,007,500
1,000,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,012,813
	Speedy 1, Ltd.
1,978,627	Term Loan, 5.44%, Maturing August 31, 2013	EUR 2,552,050
1,978,627	Term Loan, 5.94%, Maturing August 31, 2014	EUR 2,564,282
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 7.19%, Maturing December 12, 2009	11,951,171
4,505,755	Term Loan, 7.11%, Maturing December 12, 2010	4,540,112
	Teutates Vermogensverwaltung
2,000,000	Term Loan, 5.40%, Maturing March 11, 2014	EUR 2,592,711
2,619,256	Term Loan, 7.71%, Maturing March 11, 2014	2,653,634
2,000,000	Term Loan, 5.90%, Maturing March 11, 2015	EUR 2,604,410
2,619,256	Term Loan, 8.21%, Maturing March 11, 2015	2,666,730
	The Goodyear Dunlop Tires
990,000	Term Loan, 5.52%, Maturing April 30, 2010	EUR 1,270,495
	TI Automotive, Ltd.
7,530,710	Term Loan, 8.87%, Maturing June 30, 2011	7,445,989
	Trimas Corp.
9,011,839	Term Loan, 9.25%, Maturing December 31, 2009	9,104,778
	TRW Automotive, Inc.
13,888,500	Term Loan, 6.75%, Maturing October 31, 2010	13,867,667
20,945,459	Term Loan, 7.19%, Maturing June 30, 2012	20,935,279
	United Components, Inc.
13,068,106	Term Loan, 7.41%, Maturing June 30, 2010	13,133,447
		$326,314,852
Beverage and Tobacco — 1.6%
	Alliance One International, Inc.
5,480,625	Term Loan, 8.49%, Maturing May 13, 2010	5,521,730
	Constellation Brands, Inc.
45,026,389	Term Loan, 6.82%, Maturing June 5, 2013	45,219,867
	Culligan International Co.
6,648,384	Term Loan, 7.37%, Maturing September 30, 2011	6,650,465
	National Dairy Holdings, L.P.
10,349,050	Term Loan, 7.40%, Maturing March 15, 2012	10,387,859
	National Distribution Co.
4,734,400	Term Loan, 11.90%, Maturing June 22, 2010	4,746,236

	Reynolds American, Inc.
$22,575,000	Term Loan, 7.26%, Maturing May 31, 2012	$22,710,811
	Southern Wine & Spirits of America, Inc.
26,273,613	Term Loan, 7.00%, Maturing June 1, 2012	26,339,297
	Sunny Delight Beverages Co.
1,773,094	Term Loan, 11.39%, Maturing August 20, 2010	1,756,471
		$123,332,736
Building and Development — 7.0%
	401 North Wabash Venture, LLC
9,498,461	Term Loan, 9.15%, Maturing May 7, 2008 (2)	9,593,445
	AP-Newkirk Holdings, LLC
12,571,380	Term Loan, 7.90%, Maturing December 21, 2007	12,610,666
	Biomed Realty, L.P.
21,175,000	Term Loan, 7.60%, Maturing May 31, 2010	21,227,937
	Capital Automotive REIT
11,328,306	Term Loan, 7.10%, Maturing December 16, 2010	11,340,892
	Contech Construstion Products
5,973,333	Term Loan, 7.40%, Maturing January 13, 2013	5,984,533
	DMB / CH II, LLC
1,530,000	Term Loan, 7.84%, Maturing December 22, 2008	1,533,825
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 6.99%, Maturing December 1, 2009 (2)	11,970,000
	Epco / Fantome, LLC
10,750,000	Term Loan, 8.50%, Maturing November 23, 2010	10,776,875
	Formica Corp.
2,511,119	Term Loan, 6.09%, Maturing March 15, 2013	EUR 3,216,581
5,486,250	Term Loan, 8.48%, Maturing March 15, 2013	5,503,395
	FT-FIN Acquisition, LLC
5,473,838	Term Loan, 7.13%, Maturing November 17, 2007	5,487,523
	Gables GP, Inc.
5,329,488	Term Loan, 7.10%, Maturing September 30, 2006	5,336,704
	General Growth Properties, Inc.
28,500,000	Term Loan, 6.65%, Maturing February 24, 2011	28,177,750
	Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 7.04%, Maturing December 1, 2007 (2)	29,925,000
	Hovstone Holdings, LLC
8,520,000	Term Loan, 7.68%, Maturing February 28, 2009	8,541,300
	Kyle Acquisition Group, LLC
86,795	Term Loan, 7.38%, Maturing July 20, 2008	86,795
3,268,843	Term Loan, 7.38%, Maturing July 20, 2010	3,268,843
	Landsource Communities, LLC
18,000,000	Term Loan, 7.88%, Maturing March 31, 2010	18,033,750
	LNR Property Corp.
22,175,000	Term Loan, 8.11%, Maturing July 3, 2011	22,308,981
	MAAX Corp.
6,636,725	Term Loan, 8.40%, Maturing June 4, 2011	6,603,542

	Mattamy Funding Partnership
$3,650,000	Term Loan, 7.48%, Maturing April 11, 2013	$3,659,125
	Mueller Group, Inc.
13,357,158	Term Loan, 7.65%, Maturing October 3, 2012	13,440,641
	NCI Building Systems, Inc.
11,689,029	Term Loan, 6.71%, Maturing June 18, 2010	11,710,946
	Newkirk Master, L.P.
22,892,652	Term Loan, 7.10%, Maturing August 11, 2008	22,964,191
	Nortek, Inc.
21,163,038	Term Loan, 7.40%, Maturing August 27, 2011	21,133,283
	November 2005 Land Investors
1,995,000	Term Loan, 8.25%, Maturing May 31, 2011	1,999,987
	Panolam Industries Holdings, Inc.
4,591,502	Term Loan, 8.25%, Maturing September 30, 2012	4,625,938
	Ply Gem Industries, Inc.
765,270	Term Loan, 7.21%, Maturing August 15, 2011	764,313
11,479,043	Term Loan, 7.21%, Maturing August 15, 2011	11,464,694
	Ristretto Investissements SAS
1,232,601	Term Loan, 5.34%, Maturing September 30, 2013	EUR 1,593,295
523,980	Term Loan, 7.07%, Maturing September 30, 2013	GBP 989,425
1,232,601	Term Loan, 5.72%, Maturing September 30, 2014	EUR 1,601,160
523,980	Term Loan, 7.45%, Maturing September 30, 2014	GBP 993,502
	Shea Capital I, LLC
1,625,000	Term Loan, 7.49%, Maturing October 27, 2011	1,618,906
	South Edge, LLC
4,261,607	Term Loan, 7.19%, Maturing October 31, 2007	4,265,157
8,794,643	Term Loan, 7.44%, Maturing October 31, 2009	8,827,623
	St. Mary’s Cement, Inc.
16,015,214	Term Loan, 7.50%, Maturing December 4, 2010	16,055,252
	Standard Pacific Corp.
5,200,000	Term Loan, 6.67%, Maturing May 5, 2013	5,102,500
	Stile Acquisition Corp.
19,705,273	Term Loan, 7.49%, Maturing April 6, 2013	19,355,149
	Stile U.S. Acquisition Corp.
19,735,477	Term Loan, 7.49%, Maturing April 6, 2013	19,384,817
	TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 8.00%, Maturing July 29, 2008 (2)	2,996,250
7,350,000	Term Loan, 7.75%, Maturing August 1, 2008	7,322,437
	The Woodlands Community Property Co.
9,807,391	Term Loan, 7.76%, Maturing November 30, 2007	9,880,947
3,936,625	Term Loan, 9.76%, Maturing November 30, 2007	3,995,674
	Tousa / Kolter, LLC
12,620,000	Term Loan, 6.72%, Maturing January 7, 2008 (2)	12,683,100
	Trizec Properties, Inc.
18,300,000	Term Loan, 6.78%, Maturing May 2, 2007	18,291,417
	TRU 2005 RE Holding Co.
29,325,000	Term Loan, 8.35%, Maturing December 9, 2008	29,196,703

	Trustreet Properties, Inc.
$10,050,000	Term Loan, 7.35%, Maturing April 8, 2010	$10,106,531
	United Subcontractors, Inc.
5,925,000	Term Loan, 12.86%, Maturing May 27, 2013	5,925,000
	WCI Communities, Inc.
28,625,000	Term Loan, 7.44%, Maturing December 23, 2010	28,481,875
		$521,958,175
Business Equipment and Services — 4.3%
	Acco Brands Corp.
4,621,880	Term Loan, 7.12%, Maturing August 17, 2012	4,624,769
	Activant Solutions, Inc.
5,760,563	Term Loan, 7.19%, Maturing May 1, 2013	5,652,552
	Affiliated Computer Services
6,069,500	Term Loan, 7.40%, Maturing March 20, 2013	6,081,967
	Affinion Group, Inc.
15,976,744	Term Loan, 7.93%, Maturing October 17, 2012	16,071,614
	Allied Security Holdings, LLC
10,250,000	Term Loan, 10.25%, Maturing June 30, 2010	10,314,062
	Aspect Software, Inc.
16,100,000	Term Loan, 8.50%, Maturing July 11, 2011	16,115,102
	Audatex North America, Inc.
2,000,000	Term Loan, 8.58%, Maturing January 13, 2013	EUR 2,609,727
2,000,000	Term Loan, 5.33%, Maturing April 13, 2013	EUR 2,567,456
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 0.00%, Maturing May 6, 2011 (2)	10,746,000
	BSG Clearing Solutions GmbH
1,975,000	Term Loan, 5.74%, Maturing May 5, 2012	EUR 2,532,998
	Buhrmann US, Inc.
992,405	Term Loan, 4.71%, Maturing December 23, 2010	EUR 1,283,871
10,805,965	Term Loan, 7.01%, Maturing December 31, 2010	10,832,980
	DynCorp International, LLC
8,033,313	Term Loan, 8.06%, Maturing February 11, 2011	8,070,129
	Gate Gourmet Borrower, LLC
3,546,667	Term Loan, 8.25%, Maturing March 9, 2012	3,586,567
444,444	Term Loan, 8.25%, Maturing March 9, 2012	449,444
8,146,808	Term Loan, 5.81%, Maturing March 9, 2013	EUR 10,461,528
	Info USA, Inc.
4,427,750	Term Loan, 7.25%, Maturing February 14, 2012	4,433,285
	IPayment, Inc.
7,132,125	Term Loan, 7.72%, Maturing May 10, 2013	7,132,125
	Iron Mountain, Inc.
19,765,645	Term Loan, 7.00%, Maturing April 2, 2011	19,815,059
25,117,500	Term Loan, 7.13%, Maturing April 2, 2011	25,190,768
	Language Line, Inc.
11,346,726	Term Loan, 9.74%, Maturing June 11, 2011	11,438,918

	Mitchell International, Inc.
$4,931,047	Term Loan, 7.50%, Maturing August 15, 2011	$4,951,082
	Protection One, Inc.
8,433,547	Term Loan, 7.84%, Maturing April 18, 2011	8,454,631
	RGIS Holdings, LLC
8,259,171	Term Loan, 8.00%, Maturing February 15, 2013	8,248,847
	SS&C Technologies, Inc.
436,516	Term Loan, 8.00%, Maturing November 23, 2012	439,062
5,135,484	Term Loan, 8.00%, Maturing November 23, 2012	5,165,439
	Sungard Data Systems, Inc.
88,447,772	Term Loan, 7.66%, Maturing February 11, 2013	88,945,290
	Transaction Network Services, Inc.
5,448,918	Term Loan, 7.39%, Maturing May 4, 2012	5,448,918
	US Investigations Services, Inc.
5,031,652	Term Loan, 7.92%, Maturing October 14, 2012	5,044,231
3,857,377	Term Loan, 7.92%, Maturing October 14, 2012	3,869,431
	Western Inventory Services
1,704,306	Term Loan, 7.92%, Maturing March 31, 2011	1,712,827
1,495,005	Term Loan, 7.97%, Maturing March 31, 2011	1,502,480
	Williams Scotsman, Inc.
5,250,000	Term Loan, 7.00%, Maturing June 28, 2010	5,264,217
		$319,057,376
Cable and Satellite Television — 4.4%
	Atlantic Broadband Finance, LLC
9,923,457	Term Loan, 7.99%, Maturing September 1, 2011	10,010,287
	Bragg Communications, Inc.
7,589,086	Term Loan, 7.23%, Maturing August 31, 2011	7,608,059
	Bresnan Broadband Holdings, LLC
11,650,000	Term Loan, 7.22%, Maturing March 29, 2014	11,657,281
	Cablecom Luxembourg SCA
12,500,000	Term Loan, 4.45%, Maturing September 28, 2012	CHF 10,182,554
	Canadian Cable Acquisition
2,277,000	Term Loan, 8.50%, Maturing July 27, 2011	2,288,385
	Canadian Cable Acquisition Co., Inc.
6,551,300	Term Loan, 8.50%, Maturing July 31, 2011	6,584,056
	Charter Communications Operating, LLC
80,463,117	Term Loan, 8.13%, Maturing April 28, 2013	80,679,080
	CSC Holdings, Inc.
5,000,000	Term Loan, 6.76%, Maturing March 29, 2012	4,962,500
22,920,063	Term Loan, 7.03%, Maturing March 29, 2013	22,810,413
	Escaline S.A.R.L. (Ewt)
2,000,000	Term Loan, 5.53%, Maturing March 17, 2014	EUR 2,581,332
2,000,000	Term Loan, 6.03%, Maturing March 17, 2015	EUR 2,592,818
	Insight Midwest Holdings, LLC
26,804,698	Term Loan, 7.44%, Maturing December 31, 2009	26,863,347

	Kabel Deutschland GmbH
$13,100,000	Term Loan, 5.06%, Maturing March 31, 2012	EUR 16,785,171
	Lanoga Corp.
9,800,000	Term Loan, 7.25%, Maturing June 29, 2013	9,803,067
	MCC Iowa, LLC
2,166,375	Term Loan, 6.57%, Maturing March 31, 2010	2,142,681
	Mediacom Broadband Group
14,464,877	Term Loan, 7.10%, Maturing January 31, 2015	14,404,978
8,000,000	Term Loan, 7.38%, Maturing January 31, 2015	7,975,000
	Mediacom Illinois, LLC
2,000,000	Term Loan, 6.99%, Maturing September 30, 2012	1,983,928
18,614,375	Term Loan, 7.09%, Maturing March 31, 2013	18,559,537
	PKS Media (Netherlands) B.V.
2,000,000	Term Loan, 5.49%, Maturing October 5, 2013	EUR 2,559,903
4,000,000	Term Loan, 5.74%, Maturing October 5, 2013	EUR 5,178,264
4,000,000	Term Loan, 6.24%, Maturing October 5, 2014	EUR 5,202,598
	San Juan Cable, LLC
995,000	Term Loan, 7.27%, Maturing October 31, 2012	997,954
	UGS Corp.
25,950,322	Term Loan, 7.48%, Maturing March 31, 2012	25,977,362
	UPC Broadband Holding B.V.
6,350,000	Term Loan, 5.51%, Maturing March 31, 2013	EUR 8,092,143
6,545,000	Term Loan, 7.64%, Maturing March 31, 2013	6,538,920
6,350,000	Term Loan, 5.51%, Maturing December 31, 2013	EUR 8,100,919
6,545,000	Term Loan, 7.64%, Maturing December 31, 2013	6,538,920
		$329,661,457
Chemicals and Plastics — 6.3%
	Basell Af S.A.R.L.
961,538	Term Loan, 5.53%, Maturing August 1, 2013	EUR 1,242,214
538,462	Term Loan, 5.61%, Maturing August 1, 2013	EUR 695,640
833,333	Term Loan, 7.73%, Maturing August 1, 2013	843,750
166,667	Term Loan, 7.73%, Maturing August 1, 2013	168,750
961,538	Term Loan, 6.03%, Maturing August 1, 2014	EUR 1,247,583
538,462	Term Loan, 6.11%, Maturing August 1, 2014	EUR 698,646
833,333	Term Loan, 8.23%, Maturing August 1, 2014	843,750
166,667	Term Loan, 8.23%, Maturing August 1, 2014	168,750
	Brenntag Holding GmbH and Co. KG
5,294,118	Term Loan, 6.03%, Maturing December 23, 2013	EUR 6,842,350
1,963,636	Term Loan, 8.08%, Maturing January 18, 2014	1,988,182
8,036,364	Term Loan, 8.08%, Maturing January 18, 2014	8,084,582
1,242,193	Term Loan, 6.28%, Maturing December 23, 2014	EUR 1,610,163
963,689	Term Loan, 6.28%, Maturing December 23, 2014	EUR 1,264,145
2,000,000	Term Loan, 7.59%, Maturing December 23, 2014	GBP 3,778,442
	Celanese Holdings, LLC
7,250,000	Term Loan, 5.33%, Maturing June 4, 2011	7,290,781
25,537,426	Term Loan, 7.50%, Maturing June 4, 2011	25,614,574

	Columbian Chemicals Acquisition
$4,700,000	Term Loan, 7.25%, Maturing March 16, 2013	$4,700,000
	Conmed Corp.
8,129,625	Term Loan, 7.14%, Maturing April 13, 2013	8,160,111
	Ferro Corp.
24,000,000	Term Loan, 8.65%, Maturing June 6, 2012 (2)	23,992,512
	Gentek, Inc.
5,157,549	Term Loan, 7.56%, Maturing February 28, 2011	5,193,812
	Hercules, Inc.
10,436,531	Term Loan, 7.01%, Maturing October 8, 2010	10,465,232
	Hexion Specialty Chemicals, Inc.
10,000,000	Term Loan, 5.23%, Maturing May 5, 2013	9,915,620
4,599,846	Term Loan, 7.50%, Maturing May 5, 2013	4,561,033
21,175,154	Term Loan, 7.56%, Maturing May 5, 2013	20,996,478
	Huntsman, LLC
3,736,000	Term Loan, 4.94%, Maturing August 16, 2012	EUR 4,779,616
38,710,614	Term Loan, 7.15%, Maturing August 16, 2012	38,577,527
	Ineos Group
2,549,356	Term Loan, 5.41%, Maturing December 14, 2011	EUR 3,274,788
450,644	Term Loan, 5.41%, Maturing December 14, 2011	EUR 578,877
2,549,356	Term Loan, 5.91%, Maturing December 14, 2011	EUR 3,289,480
450,644	Term Loan, 5.91%, Maturing December 14, 2011	EUR 581,474
2,000,000	Term Loan, 6.66%, Maturing December 14, 2012	EUR 2,572,861
7,050,000	Term Loan, 7.34%, Maturing December 14, 2012	7,085,250
6,525,000	Term Loan, 7.34%, Maturing December 14, 2013	6,572,580
6,525,000	Term Loan, 7.84%, Maturing December 14, 2014	6,572,580
	Innophos, Inc.
11,968,114	Term Loan, 7.70%, Maturing August 13, 2010	11,998,034
	Invista B.V.
3,781,000	Term Loan, 7.00%, Maturing April 30, 2010	3,790,452
10,842,608	Term Loan, 7.00%, Maturing April 29, 2011	10,860,683
6,393,487	Term Loan, 7.00%, Maturing April 29, 2011	6,404,145
	ISP Chemo, Inc.
20,352,750	Term Loan, 7.08%, Maturing February 16, 2013	20,374,548
	Kranton Polymers, LLC
13,799,909	Term Loan, 7.44%, Maturing May 12, 2013	13,799,909
	Mosaic Co.
12,243,812	Term Loan, 6.99%, Maturing February 21, 2012	12,247,645
	Nalco Co.
32,998,198	Term Loan, 7.21%, Maturing November 4, 2010	33,008,526
	PQ Corp.
12,507,362	Term Loan, 7.50%, Maturing February 11, 2012	12,533,414
	Professional Paint, Inc.
5,625,000	Term Loan, 7.76%, Maturing May 31, 2012	5,653,125

	Rockwood Specialties Group, Inc.
$3,026,277	Term Loan, 5.40%, Maturing July 30, 2011	EUR 3,862,586
27,526,024	Term Loan, 7.49%, Maturing December 10, 2012	27,617,768
	Sigmakalon (BC) Holdco B.V.
190,335	Term Loan, 5.99%, Maturing September 9, 2013	EUR 245,173
3,114,528	Term Loan, 5.99%, Maturing September 9, 2013	EUR 4,011,867
5,695,137	Term Loan, 5.99%, Maturing September 9, 2013	EUR 7,335,985
1,915,904	Term Loan, 6.49%, Maturing September 9, 2014	EUR 2,478,634
513,769	Term Loan, 6.49%, Maturing September 9, 2014	EUR 657,285
469,112	Term Loan, 6.49%, Maturing September 9, 2014	EUR 606,897
5,825,801	Term Loan, 6.49%, Maturing September 9, 2014	EUR 7,536,925
183,030	Term Loan, 8.08%, Maturing September 9, 2014	GBP 342,581
	Solo Cup Co.
19,569,690	Term Loan, 7.84%, Maturing February 27, 2011	19,665,503
4,150,000	Term Loan, 9.66%, Maturing March 31, 2012	4,191,500
	Solutia, Inc.
5,550,000	DIP Loan, 8.72%, Maturing March 31, 2007	5,588,156
	TPG Spring UK, Ltd.
8,713,441	Term Loan, 5.75%, Maturing June 27, 2013	EUR 11,150,237
8,713,441	Term Loan, 6.25%, Maturing June 27, 2013	EUR 11,198,419
	Wavin Holdings B.V.
1,850,000	Term Loan, 5.56%, Maturing September 9, 2013	EUR 2,380,692
1,850,000	Term Loan, 6.06%, Maturing September 9, 2014	EUR 2,391,654
	Wellman, Inc.
6,250,000	Term Loan, 9.15%, Maturing February 10, 2009	6,274,412
		$472,458,888
Clothing/Textiles — 0.3%
	Propex Fabrics, Inc.
6,771,924	Term Loan, 7.76%, Maturing July 31, 2012	6,780,389
	St. John Knits International, Inc.
4,520,619	Term Loan, 7.75%, Maturing March 23, 2012	4,520,619
	The William Carter Co.
5,002,448	Term Loan, 6.85%, Maturing July 14, 2012	4,996,195
	Warnaco, Inc.
5,411,438	Term Loan, 6.88%, Maturing January 31, 2013	5,384,380
		$21,681,583
Conglomerates — 2.7%
	American Greetings Corp.
13,500,000	Term Loan, 0.00%, Maturing April 4, 2013 (2)	13,508,437
	Amsted Industries, Inc.
12,917,003	Term Loan, 7.46%, Maturing October 15, 2010	12,993,704
	Blount, Inc.
3,610,864	Term Loan, 7.18%, Maturing August 9, 2010	3,648,479
	Bushnell Performance Optics
744,508	Term Loan, 8.45%, Maturing August 19, 2011	749,781

	Dundee Holdco 4 Limited
$1,457,800	Term Loan, 5.76%, Maturing February 17, 2014	EUR 1,874,324
2,186,700	Term Loan, 8.76%, Maturing August 17, 2015	EUR 2,825,439
	Dundee Holding, Inc.
2,761,950	Term Loan, 8.15%, Maturing February 17, 2014	2,761,950
	Education Management, LLC
12,000,000	Term Loan, 8.06%, Maturing June 1, 2013	12,076,872
	Euramax International, Inc.
4,617,639	Term Loan, 8.06%, Maturing June 28, 2012	4,644,190
937,321	Term Loan, 7.72%, Maturing June 29, 2012	GBP 1,744,193
	Goodman Global Holdings, Inc.
11,319,713	Term Loan, 6.94%, Maturing December 23, 2011	11,307,329
	ISS Holdings A/S
6,510,926	Term Loan, 5.60%, Maturing December 31, 2013	EUR 8,433,551
5,068,562	Term Loan, 7.39%, Maturing December 31, 2013	GBP 9,575,636
	Jarden Corp.
8,172,416	Term Loan, 7.25%, Maturing January 24, 2012	8,147,727
20,076,286	Term Loan, 7.50%, Maturing January 24, 2012	20,088,834
	Johnson Diversey, Inc.
11,146,136	Term Loan, 7.63%, Maturing November 3, 2009	11,231,471
2,500,000	Term Loan, 7.86%, Maturing December 16, 2010	2,514,845
	Platinum 100, Ltd.
2,000,000	Term Loan, 7.45%, Maturing January 15, 2013	GBP 3,755,534
2,000,000	Term Loan, 7.95%, Maturing January 15, 2014	GBP 3,768,245
	Polymer Group, Inc.
3,000,000	Revolving Loan, 8.80%, Maturing November 22, 2010 (2)	2,925,000
17,661,250	Term Loan, 7.74%, Maturing November 22, 2012	17,712,768
	PP Acquisition Corp.
20,538,819	Term Loan, 8.40%, Maturing November 12, 2011	20,744,207
	Roper Industries, Inc.
9,364,567	Term Loan, 6.06%, Maturing December 13, 2009	9,355,792
	Sensata Technologies Finance Co.
5,950,000	Term Loan, 7.24%, Maturing April 27, 2013	5,925,034
	Terex Corp.
5,700,000	Term Loan, 7.11%, Maturing July 13, 2013	5,721,375
	Walter Industries, Inc.
2,726,630	Term Loan, 6.97%, Maturing October 3, 2012	2,730,038
		$200,764,755
Containers and Glass Products — 3.6%
	Berry Plastics Corp.
27,805,433	Term Loan, 7.15%, Maturing December 2, 2011	27,811,216
	Bluegrass Container Company
3,089,848	Term Loan, 0.00%, Maturing June 30, 2013 (2)	3,106,259
10,410,152	Term Loan, 7.65%, Maturing June 30, 2013	10,465,440

	Consolidated Container Holding
$5,512,500	Term Loan, 8.38%, Maturing December 15, 2008	$5,542,361
	Crown Americas, Inc.
4,500,000	Term Loan, 4.61%, Maturing November 15, 2012	EUR 5,735,497
3,450,000	Term Loan, 6.95%, Maturing November 15, 2012	3,454,312
	Graham Packaging Holdings Co.
32,263,869	Term Loan, 7.75%, Maturing October 7, 2011	32,391,569
2,718,101	Term Loan, 7.81%, Maturing October 7, 2011	2,728,859
1,071,429	Term Loan, 9.75%, Maturing April 7, 2012	1,087,500
	Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 8.47%, Maturing August 8, 2007 (2)	10,198,125
40,397,298	Term Loan, 7.92%, Maturing August 8, 2010	40,768,791
	IPG (US), Inc.
10,365,376	Term Loan, 7.58%, Maturing July 28, 2011	10,438,794
	JSG Acquisitions
17,250,000	Term Loan, 5.58%, Maturing December 31, 2014	EUR 22,371,308
17,250,000	Term Loan, 6.10%, Maturing December 31, 2014	EUR 22,371,308
	OI European Group B.V.
11,000,000	Term Loan, 4.65%, Maturing June 14, 2013	EUR 14,055,197
	Owens-Brockway Glass Container
12,525,000	Term Loan, 7.11%, Maturing June 14, 2013	12,543,261
	Picnal Acquisition, Inc.
1,644,566	Term Loan, 7.51%, Maturing June 30, 2011	GBP 3,068,568
192,278	Term Loan, 7.51%, Maturing June 30, 2011	GBP 363,257
1,917,147	Term Loan, 8.01%, Maturing June 30, 2012	GBP 3,590,595
255,469	Term Loan, 8.01%, Maturing June 30, 2012	GBP 485,023
	Pregis Corp.
2,679,750	Term Loan, 7.75%, Maturing October 12, 2011	2,703,198
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.73%, Maturing November 1, 2010	3,244,075
18,384,696	Term Loan, 7.59%, Maturing November 1, 2010	18,490,665
10,569,260	Term Loan, 7.54%, Maturing November 1, 2011	10,630,181
4,611,827	Term Loan, 7.63%, Maturing November 1, 2011	4,638,410
		$272,283,769
Cosmetics/Toiletries — 0.3%
	Prestige Brands, Inc.
15,631,935	Term Loan, 7.23%, Maturing April 7, 2011	15,684,036
	Revlon Consumer Products Corp.
6,837,500	Term Loan, 11.49%, Maturing July 9, 2009	7,019,836
		$22,703,872
Drugs — 0.5%
	Warner Chilcott Corp.
214,653	Term Loan, 7.63%, Maturing January 12, 2012	215,123
1,073,211	Term Loan, 7.80%, Maturing January 12, 2012	1,075,560

$9,897,817	Term Loan, 7.61%, Maturing January 18, 2012	$9,921,532
4,572,416	Term Loan, 7.61%, Maturing January 18, 2012	4,583,372
24,563,217	Term Loan, 7.62%, Maturing January 18, 2012	24,622,070
		$40,417,657
Ecological Services and Equipment — 1.7%
	Alderwoods Group, Inc.
4,459,152	Term Loan, 7.39%, Maturing August 19, 2010	4,465,653
	Allied Waste Industries, Inc.
9,206,368	Term Loan, 4.88%, Maturing January 15, 2012	9,172,802
27,429,244	Term Loan, 7.15%, Maturing January 15, 2012	27,332,089
	AVR Acquisitions B.V.
3,500,000	Term Loan, 5.56%, Maturing March 31, 2014	EUR 4,542,295
3,500,000	Term Loan, 5.31%, Maturing March 31, 2015	EUR 4,523,156
	Duratek, Inc.
4,603,774	Term Loan, 7.76%, Maturing June 7, 2013	4,644,057
	Energysolutions, LLC
479,560	Term Loan, 7.62%, Maturing June 7, 2013	483,756
10,166,667	Term Loan, 7.76%, Maturing June 7, 2013	10,255,625
	Environmental Systems, Inc.
5,254,242	Term Loan, 8.86%, Maturing December 12, 2008	5,293,649
1,000,000	Term Loan, 15.37%, Maturing December 12, 2010	1,015,000
	IESI Corp.
9,267,647	Term Loan, 7.19%, Maturing January 20, 2012	9,285,024
	PHS Group PIC
1,500,000	Term Loan, 7.02%, Maturing July 5, 2010	EUR 2,815,746
1,500,000	Term Loan, 7.52%, Maturing July 5, 2011	EUR 2,834,882
	Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 7.83%, Maturing December 17, 2009 (2)	2,865,000
1,217,330	Term Loan, 7.20%, Maturing December 17, 2010	1,220,374
9,164,596	Term Loan, 7.24%, Maturing December 17, 2010	9,187,508
	Sulo GmbH
7,250,000	Term Loan, 5.49%, Maturing January 19, 2014	EUR 9,346,810
7,250,000	Term Loan, 5.99%, Maturing January 19, 2015	EUR 9,391,452
	Synagro Technologies, Inc.
7,037,143	Term Loan, 7.76%, Maturing June 21, 2012	7,054,736
1,172,857	Term Loan, 7.77%, Maturing June 21, 2012	1,175,789
		$126,905,403
Electronics/Electrical — 2.0%
	AMI Semiconductor, Inc.
7,727,255	Term Loan, 6.90%, Maturing April 1, 2012	7,746,573
	Communications & Power, Inc.
3,231,041	Term Loan, 7.61%, Maturing July 23, 2010	3,245,177
	Enersys Capital, Inc.
10,331,060	Term Loan, 7.29%, Maturing March 17, 2011	10,356,887

	Epicor Software Corp.
$2,493,750	Term Loan, 7.77%, Maturing March 30, 2012	$2,514,012
	Fairchild Semiconductor Corp.
16,575,000	Term Loan, 6.98%, Maturing June 26, 2013	16,585,359
	FCI International S.A.S.
764,245	Term Loan, 8.83%, Maturing October 31, 2008	769,260
735,755	Term Loan, 8.83%, Maturing October 31, 2008	745,872
750,000	Term Loan, 5.99%, Maturing November 1, 2013	EUR 969,376
735,755	Term Loan, 8.33%, Maturing November 1, 2013	745,872
764,245	Term Loan, 8.33%, Maturing November 1, 2013	765,439
750,000	Term Loan, 6.49%, Maturing October 31, 2014	EUR 964,989
	Ganymed 347 VV GmbH
494,190	Term Loan, 5.75%, Maturing April 30, 2013	EUR 636,664
1,005,810	Term Loan, 5.75%, Maturing April 30, 2013	EUR 1,295,782
494,190	Term Loan, 6.25%, Maturing April 30, 2014	EUR 639,703
1,005,810	Term Loan, 6.25%, Maturing April 30, 2014	EUR 1,301,966
	Network Solutions, LLC
6,865,500	Term Loan, 10.50%, Maturing January 9, 2012	6,951,319
	Open Solutions, Inc.
7,827,931	Term Loan, 7.78%, Maturing September 3, 2011	7,871,963
	Rayovac Corp.
29,461,073	Term Loan, 8.33%, Maturing February 7, 2012	29,497,900
	Securityco, Inc.
12,508,907	Term Loan, 8.75%, Maturing June 30, 2010	12,540,179
	Serena Software, Inc.
4,125,000	Term Loan, 7.41%, Maturing March 10, 2013	4,125,000
	Spectrum Brands, Inc.
9,303,777	Term Loan, 6.12%, Maturing February 7, 2012	EUR 11,873,015
	Telcordia Technologies, Inc.
16,659,275	Term Loan, 7.73%, Maturing September 15, 2012	16,097,024
	Vertafore, Inc.
1,094,444	Term Loan, 7.98%, Maturing January 31, 2012 (2)	1,100,771
8,492,890	Term Loan, 7.73%, Maturing January 31, 2012	8,541,987
		$147,882,089
Equipment Leasing — 1.3%
	Ashtead Group, PLC
5,073,750	Term Loan, 6.94%, Maturing November 12, 2009	5,076,921
	Carey International, Inc.
2,970,000	Term Loan, 8.94%, Maturing May 2, 2011	2,955,150
	The Hertz Corp.
29,500,000	Revolving Loan, 7.38%, Maturing December 21, 2010 (2)	29,523,040
2,875,000	Term Loan, 5.42%, Maturing December 21, 2012	2,892,555
22,899,528	Term Loan, 7.54%, Maturing December 21, 2012	23,039,353
	United Rentals, Inc.
5,212,716	Term Loan, 6.00%, Maturing February 14, 2011	5,227,609
25,310,553	Term Loan, 7.40%, Maturing February 14, 2011	25,382,865
		$94,097,493

Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
$15,012,375	Term Loan, 6.85%, Maturing February 28, 2014	$15,021,758
	United Agri Products, Inc.
3,000,000	Term Loan, 7.52%, Maturing June 8, 2012	3,007,500
		$18,029,258
Financial Intermediaries — 2.2%
	AIMCO Properties, L.P.
38,718,750	Term Loan, 7.01%, Maturing November 2, 2009	38,815,547
	Ameritrade Holding Corp.
30,224,250	Term Loan, 6.90%, Maturing December 31, 2012	30,186,470
	Blitz F04-506 GmbH
1,500,000	Term Loan, 5.93%, Maturing June 30, 2014	EUR 1,944,477
	Coinstar, Inc.
8,445,024	Term Loan, 7.51%, Maturing July 7, 2011	8,497,805
	Fidelity National Information Solutions, Inc.
44,962,700	Term Loan, 7.10%, Maturing March 9, 2013	45,020,567
	LPL Holdings, Inc.
25,795,375	Term Loan, 8.67%, Maturing June 30, 2013	26,101,695
	The Macerich Partnership, L.P.
11,280,000	Term Loan, 6.88%, Maturing April 26, 2010	11,261,196
		$161,827,757
Food Products — 2.3%
	Advantage Sales & Marketing, Inc.
5,286,750	Term Loan, 7.22%, Maturing March 29, 2013	5,240,491
	American Seafoods Group, LLC
3,991,434	Term Loan, 7.25%, Maturing September 30, 2012	3,991,434
	BF Bolthouse HoldCo, LLC
6,417,750	Term Loan, 7.81%, Maturing December 16, 2012	6,469,894
	BL Marketing, Ltd.
2,200,000	Term Loan, 7.19%, Maturing December 20, 2013	GBP 4,166,555
2,200,000	Term Loan, 7.69%, Maturing December 20, 2014	GBP 4,184,760
2,500,000	Term Loan, 9.21%, Maturing June 30, 2015	GBP 4,804,321
	Black Lion Beverages III B.V.
1,500,000	Term Loan, 5.44%, Maturing December 31, 2013	EUR 1,933,459
1,500,000	Term Loan, 6.17%, Maturing December 31, 2014	EUR 1,941,926
2,000,000	Term Loan, 7.69%, Maturing January 24, 2016	EUR 2,612,386
	Bumble Bee Seafood, LLC
3,000,000	Term Loan, 7.03%, Maturing May 2, 2012	3,000,000
	Charden International B.V.
1,000,000	Term Loan, 5.47%, Maturing March 14, 2014	EUR 1,280,936
1,000,000	Term Loan, 5.97%, Maturing March 14, 2015	EUR 1,286,678
1,500,000	Term Loan, 8.47%, Maturing March 14, 2016	EUR 1,941,742

	Chiquita Brands, LLC
$9,660,156	Term Loan, 7.65%, Maturing June 28, 2012	$9,686,315
	Del Monte Corp.
10,244,325	Term Loan, 7.04%, Maturing February 8, 2012	10,290,209
	Dole Food Company, Inc.
1,190,698	Term Loan, 5.37%, Maturing April 12, 2013	1,167,835
2,672,372	Term Loan, 7.19%, Maturing April 12, 2013	2,621,060
8,907,907	Term Loan, 7.20%, Maturing April 12, 2013	8,736,866
	Foodvest Limited
632,918	Term Loan, 5.57%, Maturing March 16, 2014	EUR 815,102
437,500	Term Loan, 7.55%, Maturing March 16, 2014	GBP 823,471
632,918	Term Loan, 6.07%, Maturing March 16, 2015	EUR 819,141
437,500	Term Loan, 8.05%, Maturing March 16, 2015	GBP 827,555
500,000	Term Loan, 7.55%, Maturing September 16, 2015	GBP 954,335
	Interstate Brands Corp.
8,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006 (2)	8,239,688
	Michael Foods, Inc.
18,529,879	Term Loan, 7.51%, Maturing November 21, 2010	18,587,785
	Nash-Finch Co.
6,300,000	Term Loan, 7.69%, Maturing November 12, 2010	6,335,438
	Nutro Products, Inc.
3,640,875	Term Loan, 7.27%, Maturing April 26, 2013	3,645,426
	Picard Surgeles S.A.
6,500,000	Term Loan, 5.44%, Maturing June 4, 2014	EUR 8,360,431
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	972,500
26,955,599	Term Loan, 7.48%, Maturing November 25, 2010	26,980,883
	Reddy Ice Group, Inc.
14,335,000	Term Loan, 7.25%, Maturing August 9, 2012	14,326,041
	United Biscuits, Ltd.
1,547,559	Term Loan, 9.37%, Maturing January 14, 2011	GBP 2,932,710
		$169,977,373
Food Service — 2.0%
	AFC Enterprises, Inc.
4,070,220	Term Loan, 7.75%, Maturing May 11, 2011	4,100,747
	Buffets, Inc.
227,273	Term Loan, 4.88%, Maturing June 28, 2009	228,125
9,661,893	Term Loan, 9.00%, Maturing June 28, 2009	9,698,125
	Burger King Corp.
10,534,056	Term Loan, 7.00%, Maturing June 30, 2012	10,508,542
	Carrols Corp.
11,846,616	Term Loan, 8.00%, Maturing December 31, 2010	11,929,909
	CBRL Group, Inc.
3,882,759	Term Loan, 0.00%, Maturing April 27, 2013 (2)	3,854,853
10,787,401	Term Loan, 6.63%, Maturing April 27, 2013	10,737,509

	CKE Restaurants, Inc.
$3,516,744	Term Loan, 7.38%, Maturing May 1, 2010	$3,540,921
	Denny’s, Inc.
8,638,567	Term Loan, 8.59%, Maturing September 21, 2009	8,678,157
	Domino’s, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009 (2)	6,526,667
35,224,403	Term Loan, 6.98%, Maturing June 25, 2010	35,283,122
	Jack in the Box, Inc.
12,647,545	Term Loan, 6.84%, Maturing January 8, 2011	12,708,152
	Landry’s Restaurants, Inc.
7,934,175	Term Loan, 6.86%, Maturing December 28, 2010	7,944,093
	Maine Beverage Co., LLC
3,692,857	Term Loan, 7.25%, Maturing June 30, 2010	3,683,625
	NPC International, Inc.
3,705,388	Term Loan, 6.93%, Maturing May 3, 2013	3,683,389
	QCE Finance, LLC
9,200,000	Term Loan, 7.75%, Maturing May 5, 2013	9,187,543
	Sagittarius Restaurants, LLC
4,867,813	Term Loan, 7.75%, Maturing March 29, 2013	4,861,728
	Weightwatchers.com, Inc.
3,464,179	Term Loan, 7.71%, Maturing December 16, 2010	3,484,750
		$150,639,957
Food/Drug Retailers — 1.7%
	Cumberland Farms, Inc.
9,902,044	Term Loan, 8.50%, Maturing September 8, 2008	9,951,554
	General Nutrition Centers, Inc.
4,379,090	Term Loan, 8.06%, Maturing December 7, 2009	4,410,567
9,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	8,752,500
	Giant Eagle, Inc.
13,084,250	Term Loan, 6.92%, Maturing November 7, 2012	13,116,961
	Roundy’s Supermarkets, Inc.
24,302,875	Term Loan, 8.23%, Maturing November 3, 2011	24,556,038
	Supervalu, Inc.
14,463,750	Term Loan, 7.06%, Maturing June 1, 2012	14,431,612
	The Jean Coutu Group (PJC), Inc.
27,017,359	Term Loan, 8.00%, Maturing July 30, 2011	27,095,656
	The Pantry, Inc.
5,771,000	Term Loan, 7.15%, Maturing January 2, 2012	5,783,627
	Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007 (2)	22,885,000
		$130,983,515
Forest Products — 2.5%
	Appleton Papers, Inc.
13,181,182	Term Loan, 7.56%, Maturing June 11, 2010	13,238,849

	Boise Cascade Holdings, LLC
$19,062,160	Term Loan, 7.20%, Maturing October 29, 2011	$19,114,142
	Buckeye Technologies, Inc.
8,628,275	Term Loan, 7.16%, Maturing April 15, 2010	8,628,275
	Georgia-Pacific Corp.
65,804,375	Term Loan, 7.35%, Maturing December 20, 2012	65,806,810
18,700,000	Term Loan, 8.30%, Maturing December 23, 2013	18,884,494
	NewPage Corp.
11,785,714	Revolving Loan, 0.00%, Maturing May 2, 2010 (2)	11,608,929
13,740,550	Term Loan, 8.50%, Maturing May 2, 2011	13,843,604
	RLC Industries Co.
21,007,777	Term Loan, 7.00%, Maturing February 24, 2010	21,047,167
	Xerium Technologies, Inc.
10,040,191	Term Loan, 7.75%, Maturing November 19, 2011	10,008,815
1,980,000	Term Loan, 5.31%, Maturing May 18, 2012	EUR 2,545,728
		$184,726,813
Healthcare — 5.8%
	Accellent, Inc.
3,233,750	Term Loan, 7.23%, Maturing November 22, 2012	3,230,380
	Alliance Imaging, Inc.
10,227,512	Term Loan, 7.95%, Maturing December 29, 2011	10,259,473
	AMN Healthcare, Inc.
3,345,080	Term Loan, 7.50%, Maturing November 2, 2011	3,359,715
	AMR HoldCo, Inc.
6,084,083	Term Loan, 7.26%, Maturing February 10, 2012	6,093,592
	Angiotech Pharmaceuticals, Inc.
3,647,826	Term Loan, 6.97%, Maturing March 23, 2013	3,604,508
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 7.86%, Maturing February 28, 2013	3,168,784
6,280,000	Term Loan, 8.36%, Maturing February 28, 2014	6,368,969
2,875,000	Term Loan, 10.61%, Maturing August 31, 2014	2,917,766
	Community Health Systems, Inc.
48,912,725	Term Loan, 6.97%, Maturing August 19, 2011	48,981,497
	Concentra Operating Corp.
17,431,491	Term Loan, 7.62%, Maturing September 30, 2011	17,480,526
	CRC Health Corp.
3,965,063	Term Loan, 7.75%, Maturing February 6, 2013	3,960,106
	Davita, Inc.
47,131,109	Term Loan, 7.44%, Maturing October 5, 2012	47,282,588
	DJ Orthopedics, LLC
2,643,375	Term Loan, 7.04%, Maturing April 7, 2013	2,633,462
	Encore Medical IHC, Inc.
8,061,548	Term Loan, 8.31%, Maturing October 4, 2010	8,091,778
	FGX International, Inc.
4,000,000	Term Loan, 9.40%, Maturing December 12, 2012	4,010,000

	FHC Health Systems, Inc.
$2,000,000	Term Loan, 11.49%, Maturing June 27, 2008	$2,070,000
2,321,429	Term Loan, 11.23%, Maturing December 18, 2009	2,402,679
1,625,000	Term Loan, 13.23%, Maturing December 18, 2009	1,681,875
3,250,000	Term Loan, 14.23%, Maturing February 7, 2011	3,363,750
	Fresenius Medical Care Holdings
27,630,750	Term Loan, 6.85%, Maturing March 31, 2013	27,421,613
	Gentiva Health Services, Inc.
5,828,716	Term Loan, 7.66%, Maturing February 28, 2014	5,838,736
	Hanger Orthopedic Group, Inc.
5,475,000	Term Loan, 8.00%, Maturing May 30, 2013	5,498,953
	Healthcare Partners, LLC
4,487,217	Term Loan, 7.86%, Maturing March 2, 2011	4,509,653
	HealthSouth Corp.
17,500,000	Term Loan, 8.52%, Maturing March 10, 2013	17,490,270
	Iasis Healthcare, LLC
12,897,200	Term Loan, 7.73%, Maturing June 22, 2011	12,977,808
	Kinetic Concepts, Inc.
7,791,244	Term Loan, 7.25%, Maturing August 11, 2010	7,839,939
	Leiner Health Products, Inc.
8,183,000	Term Loan, 8.61%, Maturing May 27, 2011	8,213,686
	Lifecare Holdings, Inc.
9,180,625	Term Loan, 7.65%, Maturing August 11, 2012	8,767,497
	Lifepoint Hospitals, Inc.
31,523,355	Term Loan, 7.13%, Maturing April 15, 2012	31,433,608
	Magellan Health Services, Inc.
3,679,054	Term Loan, 5.21%, Maturing August 15, 2008	3,688,252
3,679,054	Term Loan, 7.16%, Maturing August 15, 2008	3,688,252
	Matria Healthcare, Inc.
1,717,628	Term Loan, 7.44%, Maturing January 19, 2007	1,704,746
3,938,223	Term Loan, 7.63%, Maturing January 19, 2012	3,925,916
	Medcath Holdings Corp.
1,521,583	Term Loan, 7.90%, Maturing July 2, 2011	1,522,534
	Moon Acquisition Co. AB
1,000,000	Term Loan, 5.46%, Maturing November 4, 2013	EUR 1,296,887
2,054,298	Term Loan, 5.56%, Maturing November 4, 2013	EUR 2,660,890
2,242,000	Term Loan, 6.06%, Maturing November 4, 2014	EUR 2,917,367
	Multiplan Merger Corp.
4,772,456	Term Loan, 7.50%, Maturing April 12, 2013	4,754,559
	National Mentor Holdings, Inc.
484,400	Term Loan, 7.84%, Maturing June 29, 2013	485,914
8,165,600	Term Loan, 7.90%, Maturing June 29, 2013	8,191,118
	P&F Capital S.A.R.L.
836,893	Term Loan, 5.63%, Maturing February 21, 2014	EUR 1,083,132
500,938	Term Loan, 5.63%, Maturing February 21, 2014	EUR 648,329
401,974	Term Loan, 5.63%, Maturing February 21, 2014	EUR 520,247

$260,194	Term Loan, 6.13%, Maturing February 21, 2014	EUR 336,751
378,378	Term Loan, 6.13%, Maturing February 21, 2015	EUR 491,771
140,541	Term Loan, 6.13%, Maturing February 21, 2015	EUR 182,658
291,892	Term Loan, 6.13%, Maturing February 21, 2015	EUR 379,366
1,189,189	Term Loan, 6.13%, Maturing February 21, 2015	EUR 1,545,565
	PER-SE Technologies, Inc.
6,991,954	Term Loan, 7.75%, Maturing January 6, 2013	7,009,434
	Quintiles Transnational Corp.
13,441,313	Term Loan, 7.50%, Maturing March 31, 2013	13,441,313
	Renal Advantage, Inc.
2,332,375	Term Loan, 7.84%, Maturing October 6, 2012	2,352,783
	Select Medical Holding Corp.
9,825,625	Term Loan, 6.94%, Maturing February 24, 2012	9,704,033
	Sirona Dental Systems GmbH
1,500,000	Term Loan, 5.43%, Maturing June 30, 2013	EUR 1,936,786
	Sunrise Medical Holdings, Inc.
8,236,913	Term Loan, 8.44%, Maturing May 13, 2010	8,247,209
	Talecris Biotherapeutics, Inc.
7,539,563	Term Loan, 8.44%, Maturing March 31, 2010	7,577,260
1,640,625	Term Loan, 9.75%, Maturing May 31, 2010	1,640,625
	Vanguard Health Holding Co., LLC
14,985,743	Term Loan, 7.87%, Maturing September 23, 2011	15,063,788
	Ventiv Health, Inc.
3,622,625	Term Loan, 7.00%, Maturing October 5, 2011	3,633,946
	VWR International, Inc.
2,752,794	Term Loan, 5.87%, Maturing April 7, 2011	EUR 3,548,839
11,577,984	Term Loan, 7.77%, Maturing April 7, 2011	11,621,401
		$436,754,882
Home Furnishings — 1.3%
	Interline Brands, Inc.
7,870,652	Term Loan, 7.26%, Maturing June 23, 2013	7,900,167
6,054,348	Term Loan, 7.26%, Maturing June 23, 2013	6,077,052
	Knoll, Inc.
9,034,738	Term Loan, 7.25%, Maturing October 3, 2012	9,085,558
	National Bedding Co., LLC
6,610,731	Term Loan, 7.41%, Maturing August 31, 2011	6,639,653
1,500,000	Term Loan, 10.49%, Maturing August 31, 2012	1,527,188
	Oreck Corp.
4,288,845	Term Loan, 8.25%, Maturing February 2, 2012	4,296,887
	Sanitec Ltd. Oy
4,478,261	Term Loan, 5.89%, Maturing April 7, 2013	EUR 5,693,862
4,478,261	Term Loan, 6.39%, Maturing April 7, 2014	EUR 5,719,293
	Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012 (2)	4,925,000
21,368,088	Term Loan, 7.10%, Maturing April 6, 2012	21,404,820

	Simmons Co.
$21,880,243	Term Loan, 7.49%, Maturing December 19, 2011	$21,975,969
		$95,245,449
Industrial Equipment — 1.4%
	Aearo Technologies, Inc.
6,284,250	Term Loan, 7.96%, Maturing March 22, 2013	6,344,472
	Alliance Laundry Holdings, LLC
3,893,750	Term Loan, 7.60%, Maturing January 27, 2012	3,909,570
	Amsted Industries, Inc.
10,500,000	Term Loan, 0.00%, Maturing April 5, 2013 (2)	10,395,000
	Colfax Corp.
4,975,000	Term Loan, 5.31%, Maturing December 19, 2011	EUR 6,372,654
2,018,515	Term Loan, 7.50%, Maturing December 19, 2011	2,029,869
	Douglas Dynamics Holdings, Inc.
4,155,785	Term Loan, 7.25%, Maturing December 16, 2010	4,166,174
	Flowserve Corp.
13,777,287	Term Loan, 7.23%, Maturing August 10, 2012	13,807,431
	GSCP Athena (Finnish) Holdings
6,108,696	Term Loan, 5.57%, Maturing August 31, 2013	EUR 7,828,743
5,891,304	Term Loan, 6.07%, Maturing August 31, 2014	EUR 7,659,154
	Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2)	EUR 4,136,508
2,944,670	Term Loan, 7.10%, Maturing December 27, 2010	GBP 5,472,764
	Mainline, L.P.
7,491,111	Term Loan, 7.81%, Maturing December 16, 2011	7,547,294
	Maxim Crane Works, L.P.
7,647,316	Term Loan, 7.44%, Maturing January 28, 2010	7,671,214
	MTD Products, Inc.
10,799,810	Term Loan, 6.88%, Maturing June 1, 2010	10,880,808
	Nacco Materials Handling Group, Inc.
5,575,000	Term Loan, 7.22%, Maturing March 22, 2013	5,561,063
		$103,782,718
Insurance — 0.7%
	ARG Holding, Inc.
7,910,250	Term Loan, 8.50%, Maturing November 30, 2011	7,934,970
500,000	Term Loan, 12.75%, Maturing November 30, 2012	507,500
	CCC Information Services Group
5,275,000	Term Loan, 8.00%, Maturing February 10, 2013	5,302,472
	Conseco, Inc.
20,513,984	Term Loan, 7.12%, Maturing June 22, 2010	20,561,002
	Hilb, Rogal & Hobbs Co.
5,685,750	Term Loan, 7.00%, Maturing April 26, 2013	5,690,486
	U.S.I. Holdings Corp.
15,229,423	Term Loan, 7.75%, Maturing March 24, 2011	15,343,644
		$55,340,074

Leisure Goods/Activities/Movies — 5.2%
	24 Hour Fitness Worldwide, Inc.
$11,501,175	Term Loan, 8.05%, Maturing June 8, 2012	$11,573,057
	Alliance Atlantis Communications, Inc.
6,519,475	Term Loan, 7.00%, Maturing December 20, 2011	6,515,400
	Alpha D2, Ltd.
40,355,828	Term Loan, 7.33%, Maturing December 31, 2007	40,406,273
	AMC Entertainment, Inc.
13,407,625	Term Loan, 7.53%, Maturing January 26, 2013	13,465,519
	AMF Bowling Worldwide, Inc.
5,202,944	Term Loan, 8.30%, Maturing August 27, 2009	5,246,846
	Bombardier Recreational Product
15,800,000	Term Loan, 8.24%, Maturing June 28, 2013	15,790,125
	Carmike Cinemas, Inc.
5,915,351	Term Loan, 8.52%, Maturing May 19, 2012	5,953,553
10,234,704	Term Loan, 8.94%, Maturing May 19, 2012	10,297,391
	Century California Subsidiary
5,850,000	Term Loan, 7.11%, Maturing March 1, 2013	5,862,431
	Cinemark, Inc.
18,548,833	Term Loan, 7.26%, Maturing March 31, 2011	18,577,825
	Dave & Buster’s, Inc.
1,500,000	Term Loan, 0.00%, Maturing March 8, 2013 (2)	1,492,500
1,493,750	Term Loan, 8.00%, Maturing March 8, 2013	1,486,281
	Deluxe Entertainment Services
3,900,000	Term Loan, 4.88%, Maturing January 28, 2011	3,841,500
3,363,624	Term Loan, 9.25%, Maturing January 28, 2011	3,395,858
	Easton-Bell Sports, Inc.
6,134,625	Term Loan, 6.81%, Maturing March 16, 2013	6,144,851
	Fender Musical Instruments Co.
2,046,583	Term Loan, 7.87%, Maturing March 30, 2012	2,051,700
500,000	Term Loan, 11.12%, Maturing March 30, 2012	503,750
	HEI Acquisition, LLC
5,425,000	Term Loan, 8.00%, Maturing December 31, 2011	5,445,344
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	1,007,163
	Metro-Goldwyn-Mayer Holdings, Inc.
3,979,853	Term Loan, 7.75%, Maturing April 8, 2011	3,985,079
64,662,963	Term Loan, 7.75%, Maturing April 8, 2012	64,848,222
	New England Sports Ventures
10,585,000	Term Loan, 4.47%, Maturing February 27, 2007	10,598,231
	Red Football, Ltd.
4,048,025	Term Loan, 7.38%, Maturing May 11, 2012	GBP 7,614,549
2,750,000	Term Loan, 7.88%, Maturing May 11, 2013	GBP 5,134,388
2,750,000	Term Loan, 8.38%, Maturing May 11, 2014	GBP 5,160,059

	Regal Cinemas Corp.
$43,994,185	Term Loan, 7.24%, Maturing November 10, 2010	$43,811,697
	Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 8.36%, Maturing June 30, 2008 (2)	3,234,063
25,583,087	Term Loan, 8.36%, Maturing June 30, 2009	25,827,508
	Southwest Sports Group, LLC
8,000,000	Term Loan, 8.00%, Maturing December 22, 2010	8,005,000
	Universal City Development Partners, Ltd.
20,115,700	Term Loan, 7.38%, Maturing June 9, 2011	20,147,141
	WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,267,080
30,012,652	Term Loan, 7.31%, Maturing February 28, 2011	30,116,586
		$391,806,970
Lodging and Casinos — 4.4%
	Alliance Gaming Corp.
14,503,585	Term Loan, 9.33%, Maturing September 5, 2009	14,557,973
	Ameristar Casinos, Inc.
8,159,000	Term Loan, 6.73%, Maturing November 10, 2012	8,187,051
	Aztar Corp.
1,960,000	Term Loan, 6.93%, Maturing July 22, 2009	1,960,000
	Boyd Gaming Corp.
27,965,500	Term Loan, 6.80%, Maturing June 30, 2011	27,991,144
	CCM Merger, Inc.
11,100,426	Term Loan, 7.42%, Maturing April 25, 2012	11,076,838
	Choctaw Resort Development Enterprise
4,014,939	Term Loan, 7.75%, Maturing November 4, 2011	4,042,542
	Columbia Entertainment
3,137,009	Term Loan, 8.00%, Maturing October 24, 2011	3,154,655
	Fairmont Hotels and Resorts, Inc.
11,025,000	Term Loan, 8.61%, Maturing May 12, 2011	11,093,906
	Gala Electric Casinos, Ltd.
5,000,000	Term Loan, 7.47%, Maturing December 12, 2012 (2)	GBP 9,352,754
13,498,333	Term Loan, 7.26%, Maturing December 12, 2013	GBP 25,427,319
12,498,333	Term Loan, 7.76%, Maturing December 12, 2014	GBP 23,633,071
	Globalcash Access, LLC
3,032,440	Term Loan, 7.15%, Maturing March 10, 2010	3,048,551
	Green Valley Ranch Gaming, LLC
2,974,813	Term Loan, 7.25%, Maturing December 17, 2011	2,978,532
	Herbst Gaming, Inc.
3,189,625	Term Loan, 7.11%, Maturing January 31, 2011	3,195,606
	Isle of Capri Casinos, Inc.
15,638,736	Term Loan, 7.17%, Maturing February 4, 2011	15,652,420
4,950,000	Term Loan, 7.25%, Maturing February 4, 2012	4,954,331
	MGM Mirage
17,678,571	Revolving Loan, 6.51%, Maturing November 22, 2009 (2)	17,196,088
6,821,429	Term Loan, 6.28%, Maturing November 22, 2009	6,808,638

	Penn National Gaming, Inc.
$47,714,107	Term Loan, 7.13%, Maturing October 3, 2012	$47,887,071
	Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	5,095,221
6,425,000	Term Loan, 7.40%, Maturing December 14, 2011	6,446,080
	Resorts International Holdings, LLC
10,437,302	Term Loan, 9.50%, Maturing April 26, 2012	10,519,496
2,676,861	Term Loan, 16.50%, Maturing April 26, 2013	2,787,838
	Trump Entertainment Resorts Holdings, L.P.
5,447,625	Term Loan, 8.03%, Maturing May 20, 2012 (2)	5,485,077
5,420,250	Term Loan, 8.03%, Maturing May 20, 2012	5,457,514
	Venetian Casino Resort, LLC
24,400,219	Term Loan, 7.25%, Maturing June 15, 2011	24,402,122
5,947,617	Term Loan, 7.25%, Maturing June 15, 2011	5,948,081
	VML US Finance, LLC
3,333,333	Term Loan, 8.20%, Maturing May 25, 2012 (2)	3,329,167
6,666,667	Term Loan, 8.20%, Maturing May 25, 2013	6,697,920
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 7.55%, Maturing December 14, 2011	10,745,109
		$329,112,115
Nonferrous Metals/Minerals — 1.6%
	Almatis Holdings 5 BV
1,007,336	Term Loan, 5.74%, Maturing December 21, 2013	EUR 1,303,991
1,000,000	Term Loan, 8.12%, Maturing December 21, 2013	1,014,464
1,007,336	Term Loan, 6.24%, Maturing December 21, 2014	EUR 1,308,812
1,000,000	Term Loan, 8.62%, Maturing December 21, 2014	1,018,929
	Alpha Natural Resources, LLC
8,258,500	Term Loan, 7.25%, Maturing October 26, 2012	8,261,085
	Carmeuse Lime, Inc.
6,553,328	Term Loan, 7.25%, Maturing May 2, 2011	6,569,711
	CII Carbon, LLC
3,613,500	Term Loan, 7.50%, Maturing August 23, 2012	3,631,568
	Compass Minerals Group, Inc.
7,654,664	Term Loan, 6.99%, Maturing December 22, 2012	7,660,643
	International Mill Service, Inc.
15,440,757	Term Loan, 8.25%, Maturing December 31, 2010	15,479,359
3,000,000	Term Loan, 11.50%, Maturing October 26, 2011	3,011,250
	Magnum Coal Co.
1,375,000	Term Loan, 8.65%, Maturing March 15, 2013	1,381,016
13,715,625	Term Loan, 8.75%, Maturing March 15, 2013	13,775,631
	Murray Energy Corp.
10,823,000	Term Loan, 8.40%, Maturing January 28, 2010	10,931,230
	Novelis, Inc.
9,633,338	Term Loan, 7.38%, Maturing January 7, 2012	9,699,567
13,220,725	Term Loan, 7.38%, Maturing January 7, 2012	13,311,618

	Severstal North America, Inc.
$15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007 (2)	$15,124,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 5.40%, Maturing June 30, 2007 (2)	4,316,400
5,706,971	Term Loan, 7.69%, Maturing July 30, 2010	5,714,105
		$123,513,379
Oil and Gas — 3.5%
	Cavallo Energy L.P.
20,781,250	Revolving Loan, 5.97%, Maturing October 5, 2010 (2)	20,755,273
2,968,750	Term Loan, 8.36%, Maturing October 5, 2010	2,966,895
	Citgo Petroleum Corp.
13,706,125	Term Loan, 6.70%, Maturing November 15, 2012	13,719,831
	Coffeyville Resources, LLC
1,600,000	Term Loan, 5.40%, Maturing June 24, 2011	1,609,501
2,376,090	Term Loan, 7.94%, Maturing June 24, 2012	2,390,199
	Concho Resources, Inc.
17,225,000	Term Loan, 9.50%, Maturing July 6, 2011 (3)	17,144,043
	Dresser Rand Group, Inc.
787,623	Term Loan, 5.17%, Maturing October 29, 2011	EUR 1,012,664
5,351,368	Term Loan, 7.27%, Maturing October 29, 2011	5,396,186
	Dresser, Inc.
1,371,470	Term Loan, 7.90%, Maturing March 31, 2007	1,390,613
	El Paso Corp.
10,000,000	Revolving Loan, 0.00%, Maturing November 23, 2007 (2)	9,958,330
13,019,875	Term Loan, 5.27%, Maturing November 23, 2009	13,059,755
	Epco Holdings, Inc.
4,333,334	Revolving Loan, 7.14%, Maturing August 18, 2008 (2)	4,279,167
7,700,314	Term Loan, 7.15%, Maturing August 18, 2008	7,719,565
10,063,450	Term Loan, 7.40%, Maturing August 18, 2010	10,119,272
	Key Energy Services, Inc.
9,876,117	Term Loan, 8.90%, Maturing June 30, 2012	9,923,444
	LB Pacific, L.P.
7,988,875	Term Loan, 7.95%, Maturing March 3, 2012	8,028,819
	Lyondell-Citgo Refining, L.P.
13,445,625	Term Loan, 7.50%, Maturing May 21, 2007	13,479,239
	Niska Gas Storage
1,321,515	Term Loan, 0.00%, Maturing May 13, 2011 (2)	1,321,515
1,887,879	Term Loan, 7.03%, Maturing May 13, 2011	1,887,879
1,977,317	Term Loan, 7.03%, Maturing May 13, 2011	1,977,317
10,358,555	Term Loan, 7.03%, Maturing May 12, 2013	10,358,555
	Petroleum Geo-Services ASA
8,527,522	Term Loan, 7.75%, Maturing December 16, 2012	8,580,819
	Primary Natural Resources, Inc.
13,450,000	Term Loan, 9.50%, Maturing July 28, 2010 (3)	13,424,445

	Sprague Energy Corp.
$4,022,727	Term Loan, 7.01%, Maturing October 5, 2009 (2)	$4,012,670
22,532,636	Revolving Loan, 5.23%, Maturing October 5, 2010 (2)	22,476,305
	Targa Resources, Inc.
11,750,000	Term Loan, 7.48%, Maturing October 31, 2007	11,767,132
19,382,202	Term Loan, 7.39%, Maturing October 31, 2012	19,439,302
3,434,480	Term Loan, 7.75%, Maturing October 31, 2012	3,444,598
	Universal Compression, Inc.
8,903,838	Term Loan, 7.00%, Maturing February 15, 2012	8,933,515
	W&T Offshore, Inc.
10,850,000	Term Loan, 0.00%, Maturing May 26, 2010 (2)	10,883,906
		$261,460,754
Publishing — 4.6%
	American Media Operations, Inc.
23,000,000	Term Loan, 8.12%, Maturing January 31, 2013	23,209,875
	CBD Media, LLC
8,332,936	Term Loan, 7.87%, Maturing December 31, 2009	8,395,433
	Cenveo Corp.
4,000,000	Term Loan, 7.42%, Maturing June 21, 2013	4,012,500
	Dex Media East, LLC
9,353,821	Term Loan, 6.77%, Maturing May 8, 2009	9,312,253
	Dex Media West, LLC
15,889,592	Term Loan, 6.80%, Maturing March 9, 2010	15,818,264
2,559,934	Term Loan, 6.73%, Maturing September 9, 2010	2,549,000
	Gatehouse Media Operating, Inc.
13,975,000	Term Loan, 7.59%, Maturing June 6, 2013	13,961,905
	Hanley-Wood, LLC
984,132	Term Loan, 7.46%, Maturing August 1, 2012	985,158
8,239,414	Term Loan, 7.52%, Maturing August 1, 2012	8,248,000
	Medianews Group, Inc.
12,194,600	Term Loan, 6.65%, Maturing August 25, 2010	12,175,552
	Merrill Communications, LLC
16,575,653	Term Loan, 7.69%, Maturing May 5, 2011	16,661,117
	Nebraska Book Co., Inc.
11,275,561	Term Loan, 7.61%, Maturing March 4, 2011	11,331,939
	Newspaper Holdings, Inc.
2,500,000	Term Loan, 6.69%, Maturing August 24, 2011	2,496,875
16,050,000	Term Loan, 6.94%, Maturing August 24, 2012	16,019,906
	Philadelphia Newspapers, LLC
6,350,000	Term Loan, 8.09%, Maturing June 29, 2013	6,373,813
	R.H. Donnelley Corp.
1,367,986	Term Loan, 6.73%, Maturing December 31, 2009	1,356,016
40,060,273	Term Loan, 6.88%, Maturing June 30, 2011	39,803,647
10,446,970	Term Loan, 6.92%, Maturing June 30, 2011	10,392,781

	Retos Cartera, SA
$1,000,000	Term Loan, 5.07%, Maturing March 15, 2013	EUR 1,288,114
1,000,000	Term Loan, 6.28%, Maturing March 15, 2014	EUR 1,292,102
	Seat Pagine Gialle Spa
16,090,393	Term Loan, 5.35%, Maturing May 25, 2012	EUR 20,723,528
	SGS International, Inc.
4,000,000	Term Loan, 0.00%, Maturing December 30, 2011 (2)	4,015,000
	Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.60%, Maturing September 8, 2013	EUR 3,384,441
2,624,814	Term Loan, 6.10%, Maturing September 8, 2014	EUR 3,398,856
	Source Media, Inc.
13,601,989	Term Loan, 7.68%, Maturing November 8, 2011	13,627,493
	SP Newsprint Co.
8,463,065	Term Loan, 5.40%, Maturing January 9, 2010	8,494,801
1,839,533	Term Loan, 7.83%, Maturing January 9, 2010	1,846,431
	Springer Science+Business Media
3,184,903	Term Loan, 7.62%, Maturing May 5, 2010	3,194,856
1,399,585	Term Loan, 5.63%, Maturing May 5, 2011	EUR 1,810,143
3,097,232	Term Loan, 7.99%, Maturing September 15, 2011	3,130,141
605,207	Term Loan, 6.00%, Maturing May 5, 2012	EUR 786,173
605,207	Term Loan, 6.00%, Maturing May 5, 2012	EUR 786,334
3,355,335	Term Loan, 8.37%, Maturing May 5, 2012	3,409,020
3,097,232	Term Loan, 8.37%, Maturing May 5, 2012	3,146,271
	Sun Media Corp.
9,073,614	Term Loan, 7.24%, Maturing February 7, 2009	9,069,830
	Thomas Nelson, Inc.
2,000,000	Term Loan, 7.70%, Maturing June 12, 2012	2,011,250
	World Directories ACQI Corp.
1,500,000	Term Loan, 5.66%, Maturing November 29, 2012	EUR 1,937,621
7,006,198	Term Loan, 6.16%, Maturing November 29, 2013	EUR 9,072,588
	Xsys US, Inc.
7,701,575	Term Loan, 8.00%, Maturing December 31, 2012	7,768,963
254,462	Term Loan, 5.56%, Maturing September 27, 2013	EUR 327,898
2,495,538	Term Loan, 5.56%, Maturing September 27, 2013	EUR 3,215,731
7,866,565	Term Loan, 8.50%, Maturing December 31, 2013	7,974,730
2,750,000	Term Loan, 6.06%, Maturing September 27, 2014	EUR 3,583,988
	YBR Acquisition BV
1,250,000	Term Loan, 5.74%, Maturing June 30, 2013	EUR 1,616,723
6,000,000	Term Loan, 5.78%, Maturing June 30, 2013	EUR 7,760,268
1,250,000	Term Loan, 6.24%, Maturing June 30, 2014	EUR 1,623,170
6,000,000	Term Loan, 6.24%, Maturing June 30, 2014	EUR 7,791,217
		$341,191,715

Radio and Television — 4.1%
	Adams Outdoor Advertising, L.P.
$17,297,209	Term Loan, 7.27%, Maturing October 18, 2012	$17,336,854
	ALM Media Holdings, Inc.
7,888,800	Term Loan, 8.00%, Maturing March 5, 2010	7,885,510
	Block Communications, Inc.
7,069,500	Term Loan, 7.50%, Maturing December 22, 2011	7,087,174
	Cequel Communications, LLC
37,850,000	Term Loan, 7.74%, Maturing November 5, 2013	37,650,606
	CMP Susquehanna Corp.
13,754,643	Term Loan, 7.31%, Maturing May 5, 2013	13,761,094
	Cumulus Media, Inc.
11,400,000	Term Loan, 7.45%, Maturing June 7, 2013	11,424,943
	DirecTV Holdings, LLC
27,610,277	Term Loan, 6.90%, Maturing April 13, 2013	27,619,858
	Emmis Operating Co.
10,104,250	Term Loan, 7.14%, Maturing November 10, 2011	10,135,038
	Entravision Communications Corp.
9,031,750	Term Loan, 7.01%, Maturing September 29, 2013	9,038,334
	Gray Television, Inc.
8,084,374	Term Loan, 7.01%, Maturing November 22, 2015	8,091,108
	HIT Entertainment, Inc.
841,500	Term Loan, 7.70%, Maturing March 20, 2012	845,708
	NEP Supershooters, L.P.
2,895,995	Term Loan, 9.00%, Maturing February 3, 2011	2,939,435
4,910,442	Term Loan, 9.32%, Maturing February 3, 2011	4,971,822
	Nexstar Broadcasting, Inc.
12,686,366	Term Loan, 7.25%, Maturing October 1, 2012	12,673,146
12,321,976	Term Loan, 7.25%, Maturing October 1, 2012	12,309,136
	NextMedia Operating, Inc.
885,615	Term Loan, 7.33%, Maturing November 15, 2012	884,093
1,992,635	Term Loan, 7.37%, Maturing November 15, 2012	1,989,209
	P7S1 Holding II S.A.R.L.
24,000,000	Term Loan, 6.84%, Maturing July 18, 2011	EUR 30,627,600
	Patriot Media and Communications CNJ, Inc.
497,619	Term Loan, 7.46%, Maturing February 6, 2013	500,574
	Paxson Communcations Corp.
17,925,000	Term Loan, 8.76%, Maturing December 30, 2011	18,305,906
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)	4,956,250
	Raycom TV Broadcasting, LLC
20,294,077	Term Loan, 7.00%, Maturing August 28, 2013	20,243,342
	SFX Entertainment
9,999,750	Term Loan, 7.75%, Maturing June 21, 2013	10,010,170
	Spanish Broadcasting System
12,319,063	Term Loan, 7.50%, Maturing June 11, 2012	12,308,801

	TDF SA
$4,151,899	Term Loan, 4.85%, Maturing March 11, 2013	EUR 5,349,777
4,151,899	Term Loan, 5.85%, Maturing March 11, 2014	EUR 5,372,073
4,661,720	Term Loan, 6.48%, Maturing March 11, 2015	EUR 6,047,588
	Young Broadcasting, Inc.
8,499,150	Term Loan, 7.73%, Maturing November 3, 2012	8,473,916
997,500	Term Loan, 7.88%, Maturing November 3, 2012	994,538
		$309,833,603
Rail Industries — 0.5%
	Kansas City Southern Railway Co.
15,200,000	Term Loan, 7.14%, Maturing February 28, 2013	15,238,000
	Railamerica, Inc.
18,072,829	Term Loan, 7.25%, Maturing September 29, 2011	18,214,032
2,136,405	Term Loan, 7.25%, Maturing September 29, 2011	2,153,097
		$35,605,129
Retailers (Except Food and Drug) — 2.7%
	Advance Stores Company, Inc.
11,947,558	Term Loan, 6.83%, Maturing September 30, 2010	11,962,492
11,039,040	Term Loan, 6.87%, Maturing September 30, 2010	11,052,839
	Alimentation Couche-Tard, Inc.
7,441,231	Term Loan, 7.13%, Maturing December 17, 2010	7,486,191
	American Achievement Corp.
6,251,471	Term Loan, 7.95%, Maturing March 25, 2011	6,298,357
	Amscan Holdings, Inc.
10,274,250	Term Loan, 8.28%, Maturing December 23, 2012	10,308,494
	Coinmach Laundry Corp.
25,024,410	Term Loan, 7.78%, Maturing December 19, 2012	25,232,938
	Harbor Freight Tools USA, Inc.
14,452,451	Term Loan, 6.92%, Maturing July 15, 2010	14,459,229
	Home Interiors & Gifts, Inc.
3,655,072	Term Loan, 10.36%, Maturing March 31, 2011	3,230,170
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,960,000
24,875,233	Term Loan, 7.07%, Maturing October 4, 2010	25,025,529
	Mapco Express, Inc.
3,616,089	Term Loan, 8.20%, Maturing April 28, 2011	3,636,430
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 8.25%, Maturing December 3, 2011	8,377,031
	Movie Gallery, Inc.
7,172,423	Term Loan, 10.75%, Maturing April 27, 2011	7,004,883
	Neiman Marcus Group, Inc.
4,408,228	Term Loan, 7.77%, Maturing April 5, 2013	4,449,189
	Pep Boys - Manny, Moe & Jack, (The)
4,189,500	Term Loan, 8.21%, Maturing January 27, 2011	4,223,540

	Petro Stopping Center, L.P.
$531,250	Term Loan, 7.88%, Maturing February 9, 2008	$533,906
	Rent-A-Center, Inc.
6,600,000	Term Loan, 7.00%, Maturing July 13, 2013	6,624,750
	Savers, Inc.
4,480,692	Term Loan, 8.60%, Maturing August 4, 2009	4,491,894
	Sears Canada, Inc.
6,359,063	Term Loan, 7.25%, Maturing December 22, 2012	6,370,986
	Shopko Stores, Inc.
11,802,000	Revolving Loan, 6.60%, Maturing December 28, 2010 (2)	11,765,119
	Stewert Enterprises, Inc.
3,125,580	Term Loan, 6.86%, Maturing November 19, 2011	3,133,394
	Travelcenters of America, Inc.
23,103,950	Term Loan, 7.02%, Maturing November 30, 2008	23,124,166
		$202,751,527
Steel — 0.1%
	Gibraltar Industries, Inc.
3,383,152	Term Loan, 7.19%, Maturing December 8, 2010	3,383,152
	John Maneely Co.
3,466,862	Term Loan, 8.51%, Maturing March 25, 2013	3,497,197
		$6,880,349
Surface Transport — 0.3%
	Horizon Lines, LLC
5,782,000	Term Loan, 7.75%, Maturing July 7, 2011	5,821,751
	Sirva Worldwide, Inc.
7,683,394	Term Loan, 9.97%, Maturing December 1, 2010	7,443,288
	Vanguard Car Rental USA
12,600,000	Term Loan, 8.32%, Maturing June 14, 2013	12,655,125
		$25,920,164
Telecommunications — 3.4%
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 7.25%, Maturing February 1, 2011	17,150,000
2,625,000	Term Loan, 7.25%, Maturing February 1, 2012	2,625,000
	Cellular South, Inc.
6,244,759	Term Loan, 7.25%, Maturing May 4, 2011	6,260,371
	Centennial Cellular Operating Co., LLC
4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	4,421,250
16,147,788	Term Loan, 7.68%, Maturing February 9, 2011	16,224,199
	Cincinnati Bell, Inc.
4,391,813	Term Loan, 6.75%, Maturing August 31, 2012	4,380,833
	Consolidated Communications, Inc.
17,442,901	Term Loan, 7.44%, Maturing October 14, 2011	17,388,392
	Crown Castle Operating Co.
9,000,000	Term Loan, 7.65%, Maturing June 1, 2014	9,050,625

	D&E Communications, Inc.
$5,672,170	Term Loan, 7.25%, Maturing December 31, 2011	$5,693,441
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 7.25%, Maturing February 8, 2012	21,689,691
	Hawaiian Telcom Communications, Inc.
1,450,000	Term Loan, 4.13%, Maturing October 31, 2011 (2)	1,448,188
5,163,500	Term Loan, 7.75%, Maturing October 31, 2012	5,193,004
	Iowa Telecommunications Services
9,998,000	Term Loan, 7.24%, Maturing November 23, 2011	10,015,706
	IPC Acquisition Corp.
3,051,114	Term Loan, 8.03%, Maturing August 5, 2011	3,070,565
	Madison River Capital, LLC
3,660,000	Term Loan, 7.73%, Maturing July 31, 2012	3,666,863
	Nextel Partners Operation Corp.
22,059,091	Term Loan, 6.85%, Maturing May 31, 2012	22,082,076
	NTelos, Inc.
13,190,647	Term Loan, 7.65%, Maturing August 24, 2011	13,187,336
	Qwest Corp.
14,756,000	Term Loan, 11.00%, Maturing June 4, 2007	15,019,764
	Stratos Global Corp.
7,575,000	Term Loan, 8.25%, Maturing February 13, 2012	7,600,247
	Syniverse Holdings, Inc.
3,696,342	Term Loan, 7.25%, Maturing February 15, 2012	3,696,342
	TDC AS (Nordic Telephone Company)
3,000,000	Term Loan, 5.21%, Maturing April 10, 2014	EUR 3,870,084
3,000,000	Term Loan, 5.71%, Maturing April 10, 2015	EUR 3,884,441
	Triton PCS, Inc.
14,987,676	Term Loan, 8.65%, Maturing November 18, 2009	15,115,071
	Westcom Corp.
4,176,909	Term Loan, 8.30%, Maturing December 17, 2010	4,195,183
	Windstream Corp.
34,300,000	Term Loan, 7.26%, Maturing July 17, 2013	34,453,115
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2006 (4)	180,376
		$251,562,163
Utilities — 2.6%
	Astoria Generating Co.
817,259	Term Loan, 7.45%, Maturing February 23, 2012	819,229
3,465,387	Term Loan, 7.45%, Maturing February 23, 2013	3,473,742
	BRSP, LLC
15,175,000	Term Loan, 8.58%, Maturing July 13, 2009	15,175,000
	Calpine Corp.
7,350,000	DIP Revolving Loan, 0.00%, Maturing February 27, 2008 (2)	7,285,688
2,887,313	DIP Loan, 7.75%, Maturing February 27, 2008	2,906,262
7,275,000	DIP Loan, 9.50%, Maturing February 27, 2008	7,387,159

	Cellnet Technology, Inc.
$3,832,671	Term Loan, 8.50%, Maturing April 26, 2012	$3,868,602
	Cogentrix Delaware Holdings, Inc.
8,086,285	Term Loan, 7.00%, Maturing April 14, 2012	8,104,819
	Covanta Energy Corp.
1,000,000	Term Loan, 7.75%, Maturing June 24, 2012	1,000,000
6,790,244	Term Loan, 5.46%, Maturing May 27, 2013	6,828,439
4,865,899	Term Loan, 7.70%, Maturing May 27, 2013	4,893,270
	KGen, LLC
5,757,125	Term Loan, 8.12%, Maturing August 5, 2011	5,699,554
	La Paloma Generating Co., LLC
344,262	Term Loan, 7.15%, Maturing August 16, 2012	341,250
2,022,173	Term Loan, 7.25%, Maturing August 16, 2012	2,004,479
161,052	Term Loan, 7.25%, Maturing August 16, 2012	159,643
	LSP General Finance Co., LLC
404,040	Term Loan, 0.00%, Maturing April 14, 2013 (2)	403,030
9,595,960	Term Loan, 7.25%, Maturing April 14, 2013	9,571,970
	Mirant North America, LLC
7,761,000	Term Loan, 7.15%, Maturing January 3, 2013	7,722,195
	NRG Energy, Inc.
56,707,875	Term Loan, 7.23%, Maturing February 1, 2013	56,935,274
13,175,000	Term Loan, 7.50%, Maturing February 1, 2013	13,215,355
	Pike Electric, Inc.
6,035,417	Term Loan, 6.88%, Maturing July 1, 2012	6,037,306
3,068,340	Term Loan, 6.88%, Maturing July 2, 2012	3,069,300
	Plains Resources, Inc.
11,110,492	Term Loan, 6.69%, Maturing August 12, 2011	11,124,380
	Reliant Energy, Inc.
10,000,000	Revolving Loan, 8.95%, Maturing April 30, 2008 (2)	9,700,000
1,539,019	Term Loan, 7.78%, Maturing December 22, 2010	1,540,943
	Wolf Hollow I L.P.
2,887,500	Term Loan, 7.65%, Maturing June 22, 2012	2,886,296
2,804,362	Term Loan, 7.75%, Maturing June 22, 2012	2,803,193
		$194,956,378
Total Senior Floating Rate Interests (identified cost $7,147,419,921)		$7,176,189,230

Corporate Bonds & Notes — 0.8%

Principal Amount (000’s omitted)	Security	Value
Cable and Satellite Television — 0.2%
	Iesy Hessen & ISH NRW, Variable Rate
$13,500	6.021%, 4/15/13	EUR 16,840,394
		$16,840,394
Financial Intermediaries — 0.2%
	Alzette, Variable Rate
1,180	8.636%, 12/15/20 (5)	1,207,288
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	7.158%, 2/24/19 (5)	1,145,233
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	7.457%, 4/15/19 (5)	1,516,560
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.557%, 1/15/19 (5)	1,516,380
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.612%, 8/11/16 (5)	1,523,385
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	10.77%, 3/8/17	1,045,500
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.457%, 1/15/18 (5)	2,013,780
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	7.474%, 3/21/17 (5)	1,506,000
		$11,474,126
Radio and Television — 0.1%
	Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	8.758%, 10/1/08	5,081,250
	Paxson Communications Corp., Variable Rate
3,000	8.757%, 1/15/12 (5)	3,045,000
		$8,126,250
Real Estate — 0.1%
	Assemblies of God, Variable Rate
10,231	7.32%, 6/15/29 (5)	10,231,197
		$10,231,197
Telecommunications — 0.2%
	Qwest Corp., Sr. Notes, Variable Rate
5,850	8.579%, 6/15/13 (5)	6,288,750

	Rogers Wireless, Inc., Variable Rate
$6,589	8.454%, 12/15/10	$6,786,670
		$13,075,420
Total Corporate Bonds & Notes (identified cost $58,478,801)		$59,747,387

Common Stocks — 0.1%

Shares	Security	Value
105,145	Hayes Lemmerz International (6)	$268,120
86,020	Maxim Crane Works, L.P. (6)	4,032,168
Total Common Stocks (identified cost $2,549,911)		$4,300,288

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (3)(6)(7)	$3,855
Total Preferred Stocks (identified cost $17,500)		$3,855

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$75,720
Total Closed-End Investment Companies (identified cost $72,147)		$75,720

Short-Term Investments — 6.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$70,019,000	08/03/06	Barton Capital, LLC, Commercial Paper	5.26%	$69,998,539
116,966,000	08/02/06	CRC Funding, LLC, Commercial Paper	5.26%	116,948,910
61,615,000	08/01/06	General Electric Capital Corp., Commercial Paper	5.30%	61,615,000
120,000,000	08/08/06	HSBC Finance Corp., Commercial Paper	5.30%	119,876,334
1,500,000	08/01/06	Investors Bank and Trust Company Time Deposit	5.30%	1,500,000

$20,512,000	08/03/06	Old Line Funding, LLC, Commercial Paper	5.25%	$20,506,017
56,819,000	08/21/06	Yorktown Capital, LLC, Commercial Paper	5.35%	56,650,121
Total Short-Term Investments (at amortized cost $447,094,921)				$447,094,921
Total Investments — 102.8% (identified cost $7,655,633,201)				$7,687,411,401
Less Unfunded Loan Commitments — (4.7)%				$(352,714,201)
Net Investments — 98.1% (identified cost $7,302,919,000)				$7,334,697,200
Other Assets, Less Liabilities — 1.9%				$146,558,813
Net Assets — 100.0%				$7,481,256,013

CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these loan commitments at the borrower’s discretion.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $29,993,573 or 0.4% of the Portfolio’s net assets.

(6)		Non-income producing security.
(7)		Restricted security.

A summary of financial instruments at July 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/31/06	Euro 2,008,413	United States Dollar 2,532,609	$(35,276)
8/31/06	Euro 381,263,061	United States Dollar 486,337,254	(1,131,955)
8/31/06	Euro 24,105,300	United States Dollar 30,770,898	(49,270)
8/31/06	British Pound 2,007,100	United States Dollar 3,656,936	(92,731)
8/31/06	British Pound 75,686,625	United States Dollar 141,098,867	(299,007)
8/31/06	Swiss Franc 12,576,925	United States Dollar 10,225,143	(20,418)
			$(1,628,657)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	$(4,188)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	3,342
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (7 in total, each representing 14.29% of the notional value of the swap).	18,242

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	270,424
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	80,901
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	(4,731)
6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	5,491
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	(5,570)
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	20,176
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	34,078

3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	39,613
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	93,598
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	(9,725)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	(21,621)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	21,719
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	92,493
5,000,000 USD	9/20/2011	Agreement with Lehman Brothers dated 7/1/2006 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Owens-Illinois, Inc.	(6,026)
			$628,216

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,655,633,201
Gross unrealized appreciation	$48,946,300
Gross unrealized depreciation	(17,168,100)
Net unrealized appreciation	$31,778,200

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at July 31, 2006 on a federal income tax basis was $1,370,527.

At July 31, 2006, the Portfolio owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The fair value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares	Cost	Fair Value
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$3,855
			$17,500	$3,855

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	September 26, 2006

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer and Principal Financial Officer

Date:	September 26, 2006